INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets included in current assets relate to intangible assets following the completion of the transactions contemplated by the Vessel SPA, the ManCo SPA, the MSA and related agreements during 2022 are as follows:

	Successor
	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Total December 31, 2022
(in thousands of $)	Note A	Note B	Note B
Cost	18,900	4,600	3,600	27,100
Less: Accumulated amortization	(11,648)	(460)	(1,125)	(13,233)
Net book value	7,252	4,140	2,475	13,867
Presented as:
- Current	2,982	920	1,650	5,552
- Non-current	4,270	3,220	825	8,315
	7,252	4,140	2,475	13,867

Estimated Future Amortization
The estimated future amortization of favorable contract intangible assets as of December 31, 2022 is as follows:

(in thousands of $)
2023	2,982
2024	1,010
2025	1,007
2026	1,007
2027 and thereafter	1,246
Total	7,252